Accounts Receivable	12 Months Ended
Dec. 31, 2018
Receivables [Abstract]
Accounts receivable	Accounts receivable

In millions	December 31,	2018	2017
Freight		$974	$828
Non-freight		221	172
Gross accounts receivable		1,195	1,000
Allowance for doubtful accounts		(26)	(16)
Net accounts receivable		$1,169	$984